GOF P-1 01/12

SUPPLEMENT DATED JANUARY 3, 2012

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Large Cap Equity Fund

Templeton Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund

Mutual Discovery Fund

Mutual European Fund

Mutual Financial Services Fund

Mutual International Fund

Mutual Quest Fund

Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small-Mid Cap Growth Fund

Franklin Small Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund

Franklin Templeton 2025 Retirement Target Fund

Franklin Templeton 2035 Retirement Target Fund

Franklin Templeton 2045 Retirement Target Fund

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Founding Funds Allocation Fund

Franklin Templeton Growth Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton Developing Markets Trust

Templeton Global Investment Trust

Templeton Asian Growth Fund

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Prospectus is amended as follows:

I.  The paragraph beginning “In considering an investor’s trading patterns…” in the "Exchanging Shares – Frequent Trading Policy" section of the Fund Details is revised as follows:

In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, “Investment by asset allocators” in the SAI). The transfer agent may also reject any purchase or redemption request, whether or not it represents part of any ongoing trading pattern, if the Fund investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio.  In determining what actions should be taken, the Fund’s transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders. If the Fund is a “fund of funds,” the Fund’s transfer agent may take into account the impact of the trading activity and of any proposed remedial action on both the Fund and the underlying funds in which the Fund invests.

II.   The following replaces the second paragraph of the  “Selling Shares - Selling Shares in Writing” section of the Fund Details:

We also may require a signature guarantee when we receive instructions from an agent, not the registered owners; when you want to send your proceeds to a bank account that was added or changed on your account within the last 15 days and the bank and fund accounts have at least one common owner; or when we believe it would protect the Fund against potential claims based on the instructions received.

III.   The following is added to the “SELLING SHARES" table of the "Selling Shares" section as a third paragraph under “By Electronic Funds Transfer (ACH)” in the “Selling Shares” table of the Fund Details:

If the bank and Fund accounts have at least one common owner and the bank account was added or changed within the last 15 days, you may be required to provide written instructions signed by all fund account owners, with a signature guarantee for each fund account owner.

IV. The paragraph beginning “If you believe there are cumulative quantity discount…” in the "Choosing a Share Class - Sales Charge Reductions and Waivers" section of the Fund Details is replaced with the following:

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer’s brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial advisor at the time of your purchase (including at the time of any future purchase). It may be necessary for you to provide your financial advisor with information and records (including account statements) of all relevant accounts invested in the Franklin Templeton Funds. If you have not designated a financial advisor associated with your Franklin Templeton fund shares,  it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund’s transfer agent at the time of any purchase.

Please keep this supplement for future reference.